Taxation - Schedule of effective income tax rate reconciliation (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	15.00%	7.00%	3.00%
Tax effect of preferential tax treatment and tax difference of statutory rate in other jurisdictions	(6.00%)	(8.00%)	(9.00%)
Change in valuation allowance	(36.00%)	(26.00%)	(21.00%)
Effective income tax rate	(2.00%)	(2.00%)	(2.00%)